Guarantor and Non-Guarantor Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	$ 856.0	$ 855.8	$ 730.9
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(101.8)	0	(737.3)
Additions to property, plant, and equipment	(279.5)	(206.5)	(274.2)
Equity investments in subsidiaries	0	0	0
Equity investment in affiliate	0	0	(35.9)
Proceeds from divestiture	0	0	9.3
Sales and maturities of marketable securities	10.0	0	18.6
Proceeds from disposal of property, plant, and equipment	10.7	3.3	4.0
Repayments from (disbursements of) intercompany loans	0	0	0
Other - net	(9.7)	17.6	(20.4)
Net Cash Used for Investing Activities	(370.3)	(185.6)	(1,035.9)
FINANCING ACTIVITIES
Revolving credit facility - net	248.4	0	0
Repayments of long-term debt	(50.0)	(50.0)	0
Proceeds from long-term debt	0	0	748.6
Quarterly dividends paid	(238.0)	(222.8)	(213.7)
Purchase of treasury shares	(508.5)	(364.2)	(315.8)
Proceeds from stock option exercises	0.5	2.2	2.8
Investments in subsidiaries	0	0	0
Intercompany payable	0	0	0
Other - net	(27.9)	(6.2)	(2.3)
Net Cash (Used for) Provided by Financing Activities	(575.5)	(641.0)	219.6
Effect of exchange rate changes on cash	(13.1)	(2.5)	(4.7)
Net (decrease) increase in cash and cash equivalents	(102.9)	26.7	(90.1)
Cash and cash equivalents at beginning of year	256.4	229.7	319.8
Cash and Cash Equivalents at End of Year	153.5	256.4	229.7
Eliminations [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	0	0	0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0		0
Additions to property, plant, and equipment	0	0	0
Equity investments in subsidiaries	126.0	177.9	3,675.9
Equity investment in affiliate			0
Proceeds from divestiture			0
Sales and maturities of marketable securities	0		0
Proceeds from disposal of property, plant, and equipment	0	0	0
Repayments from (disbursements of) intercompany loans	273.7	466.2	1,031.6
Other - net	0	0	0
Net Cash Used for Investing Activities	399.7	644.1	4,707.5
FINANCING ACTIVITIES
Revolving credit facility - net	0
Repayments of long-term debt	0	0
Proceeds from long-term debt			0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	(126.0)	(177.9)	(3,675.9)
Intercompany payable	(273.7)	(466.2)	(1,031.6)
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	(399.7)	(644.1)	(4,707.5)
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	0	0	0
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	297.8	201.7	1,669.7
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0		0
Additions to property, plant, and equipment	(31.1)	(33.6)	(53.0)
Equity investments in subsidiaries	(108.9)	(3.7)	(2,985.2)
Equity investment in affiliate			0
Proceeds from divestiture			0
Sales and maturities of marketable securities	10.0		18.6
Proceeds from disposal of property, plant, and equipment	0	0	0.2
Repayments from (disbursements of) intercompany loans	0	0	0
Other - net	(3.2)	(9.5)	0
Net Cash Used for Investing Activities	(133.2)	(46.8)	(3,019.4)
FINANCING ACTIVITIES
Revolving credit facility - net	248.4
Repayments of long-term debt	(50.0)	(50.0)
Proceeds from long-term debt			748.6
Quarterly dividends paid	(238.0)	(222.8)	(213.7)
Purchase of treasury shares	(508.5)	(364.2)	(315.8)
Proceeds from stock option exercises	0.5	2.2	2.8
Investments in subsidiaries	0	9.9	0
Intercompany payable	273.7	466.2	1,031.6
Other - net	8.1	3.5	(2.3)
Net Cash (Used for) Provided by Financing Activities	(265.8)	(155.2)	1,251.2
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	(101.2)	(0.3)	(98.5)
Cash and cash equivalents at beginning of year	108.0	108.3	206.8
Cash and Cash Equivalents at End of Year	6.8	108.0	108.3
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	168.5	46.4	181.0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0		0
Additions to property, plant, and equipment	(163.2)	(103.1)	(133.6)
Equity investments in subsidiaries	(17.1)	(174.2)	0
Equity investment in affiliate			0
Proceeds from divestiture			0
Sales and maturities of marketable securities	0		0
Proceeds from disposal of property, plant, and equipment	0.6	0.1	0.4
Repayments from (disbursements of) intercompany loans	9.3	227.4	(3,720.2)
Other - net	0.2	3.4	(3.5)
Net Cash Used for Investing Activities	(170.2)	(46.4)	(3,856.9)
FINANCING ACTIVITIES
Revolving credit facility - net	0
Repayments of long-term debt	0	0
Proceeds from long-term debt			0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	0	0	3,675.9
Intercompany payable	0	0	0
Other - net	1.7	0	0
Net Cash (Used for) Provided by Financing Activities	1.7	0	3,675.9
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	389.7	607.7	(1,119.8)
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(101.8)		(737.3)
Additions to property, plant, and equipment	(85.2)	(69.8)	(87.6)
Equity investments in subsidiaries	0	0	(690.7)
Equity investment in affiliate			(35.9)
Proceeds from divestiture			9.3
Sales and maturities of marketable securities	0		0
Proceeds from disposal of property, plant, and equipment	10.1	3.2	3.4
Repayments from (disbursements of) intercompany loans	(283.0)	(693.6)	2,688.6
Other - net	(6.7)	23.7	(16.9)
Net Cash Used for Investing Activities	(466.6)	(736.5)	1,132.9
FINANCING ACTIVITIES
Revolving credit facility - net	0
Repayments of long-term debt	0	0
Proceeds from long-term debt			0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	126.0	168.0	0
Intercompany payable	0	0	0
Other - net	(37.7)	(9.7)	0
Net Cash (Used for) Provided by Financing Activities	88.3	158.3	0
Effect of exchange rate changes on cash	(13.1)	(2.5)	(4.7)
Net (decrease) increase in cash and cash equivalents	(1.7)	27.0	8.4
Cash and cash equivalents at beginning of year	148.4	121.4	113.0
Cash and Cash Equivalents at End of Year	$ 146.7	$ 148.4	$ 121.4